Significant Accounting Policies, Revenues from Charters (Details) - Revenues [Member] - Customer Concentration Risk [Member]	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Revenue [Abstract]
Concentration risk percentage	56.00%	48.00%
Customer A [Member]
Revenue [Abstract]
Concentration risk percentage	27.00%	13.00%
Customer B [Member]
Revenue [Abstract]
Concentration risk percentage	19.00%	0.00%
Customer C [Member]
Revenue [Abstract]
Concentration risk percentage	10.00%	13.00%
Customer D [Member]
Revenue [Abstract]
Concentration risk percentage	0.00%	12.00%
Customer E [Member]
Revenue [Abstract]
Concentration risk percentage	0.00%	10.00%